CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 1,059	$ 1,072	$ (5,049)	$ (12,636)
Depreciation and amortization	21	39	50	98
Amortization of debt discount and debt issuance costs	1,676	431	675	387
Accretion of additional financing obligation costs		142
Loss on debt modification		1,100	1,100	750
Change in fair value of additional financing obligation		(695)	(551)	1,335
Change in fair value of derivative liabilities	(4,268)	(4,183)	738	6,327
Non-cash warrant financing expense			74	1,552
Stock issued in lieu of cash	13
Stock based compensation	240	184	243	357
Change in assets and liabilities
Accounts receivable, net	(65)	247	388	(124)
Inventory, net	(18)	198	209	(203)
Other assets	(17)	8	20	105
Intangible assets	(1)	1
Accounts payable	(57)	214	206	(1,433)
Accrued expenses	261	356	151	144
Deferred revenue	399	(332)	(262)	463
Billings in excess of costs and estimated earnings on uncompleted contracts	(241)	161	(33)	(5)
Pension obligation	30	12	(28)	9
Total adjustments	(2,027)	(2,115)	2,979	9,762
Net cash used in operating activities	(968)	(1,045)	(2,070)	(2,874)
Cash flows from investing activities
Purchase of property and equipment	(8)	(17)	(13)	(16)
Net cash used in investing activities	(8)	(17)	(13)	(16)
Cash flows from financing activities
Proceeds from exercised stock options	4
Proceeds from exercised stock purchase warrants	655	500	500	1,370
Repayment of notes payable			(4,430)	(350)
Financing costs				(154)
Proceeds from issuance of notes payable	500	250	5,750	2,325
Net cash provided by financing activities	1,159	750	1,820	3,191
Effect of exchange rate changes on cash	(19)	(30)	24	(130)
Net increase (decrease) in cash and cash equivalents	164	(342)	(239)	171
Cash and cash equivalents at beginning of period	103	342	342	171
Cash and cash equivalents at end of period	267		103	342
Supplemental disclosure of cash flow information:
Cash paid for interest			418	3
Cash paid for income taxes
Summary of non-cash investing and financing activities:
Warrants issued with notes payable	187
Additional financing obligation issued with notes payable		140
Non-cash fees added to secured note payable		85
Beneficial conversion feature of convertible debt	188
Conversion of preferred stock into common stock		27
Issuance of common stock pursuant to cashless warrant exercises	$ 12	$ 5